AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MAY 20, 2015

  FILE NO.  002-86082

  FILE NO.  811-03833-01

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER THE SECURITIES ACT OF 1933  [X]

Post-Effective Amendment No.  82

AND

REGISTRATION STATEMENT

UNDER THE INVESTMENT COMPANY ACT OF 1940  [X]

Amendment No.  83

MAINSTAY VP FUNDS TRUST

(exact name of registrant as specified in charter)

51 MADISON AVENUE, NEW YORK, NEW YORK 10010

(address of principal executive office)

REGISTRANT'S TELEPHONE NUMBER: (212) 576-7000

J. Kevin Gao, Esq. MainStay VP Funds Trust 169 Lackawanna Avenue Parsippany, NJ 07054	Copy to:	Sander M. Bieber, Esq. Dechert LLP 1775 I Street, NW Washington, DC 20006

(NAME AND ADDRESS OF AGENT FOR SERVICE)

It is proposed that this filing will become effective

☒	Immediately upon filing pursuant to paragraph (b) of Rule 485
☐	on ________, pursuant to paragraph (b)(1) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on ________, pursuant to paragraph (a)(1) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐	on , pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This Post-Effective Amendment designates a new effective date for a previously filed post-effective amendment

EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information for portfolios of MainStay VP Funds Trust, contained in the Prospectus dated May 1, 2015 (Accession Number 0001144204-15-022747). This filing reflects data for Initial and Service Class shares of (1) MainStay VP Bond Portfolio; (2) MainStay VP Common Stock Portfolio; (3) MainStay VP Convertible Portfolio; (4) MainStay VP Cornerstone Growth Portfolio; (5) MainStay VP Eagle Small Cap Growth Portfolio; (6) MainStay VP Emerging Markets Equity Portfolio; (7) MainStay VP Government Portfolio; (8) MainStay VP High Yield Corporate Bond Portfolio; (9) MainStay VP ICAP Select Equity Portfolio; (10) MainStay VP Income Builder Portfolio; (11) MainStay VP International Equity Portfolio; (12) MainStay VP Janus Balanced Portfolio; (13) MainStay VP Large Cap Growth Portfolio; (14) MainStay VP MFS Utilities Portfolio; (15) MainStay VP Mid Cap Core Portfolio; (16) MainStay VP S&P 500 Index Portfolio; (17) MainStay VP T. Rowe Price Equity Income Portfolio and (18) MainStay VP U.S. Small Cap Portfolio. This filing also reflects data for Service Class shares only of (1) MainStay VP Balanced Portfolio; (2) MainStay VP Conservative Allocation Portfolio; (3) MainStay VP Cushing Renaissance Advantage Portfolio; (4) MainStay VP Floating Rate Portfolio; (5) MainStay VP Growth Allocation Portfolio; (6) MainStay VP Marketfield Portfolio; (7) MainStay VP Moderate Allocation Portfolio; (8) MainStay VP Moderate Growth Allocation Portfolio; (9) MainStay VP PIMCO Real Return Portfolio and (10) MainStay VP Unconstrained Bond Portfolio; as well as Initial Class shares only of (1) MainStay VP Cash Management Portfolio and (2) MainStay VP Van Eck VIP Global Hard Assets Portfolio. The purpose of this filing is to submit an XBRL interactive data file in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3.(g) of Form N-1A.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and that it has duly caused this Post-Effective Amendment No. 82 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Parsippany in the State of New Jersey, on the 20th day of May, 2015.

MAINSTAY VP FUNDS TRUST

By:	/s/ Stephen P. Fisher
Stephen P. Fisher
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 82 to the Registration Statement has been signed below by the following persons in the capacities indicated on May 20, 2015.

SIGNATURE	TITLE

/s/ Stephen P. Fisher	President and Principal Executive Officer
Stephen P. Fisher

/s/ Susan B. Kerley*	Trustee
Susan B. Kerley

/s/ John Y. Kim*	Trustee
John Y. Kim

/s/ Alan R. Latshaw*	Trustee
Alan R. Latshaw

/s/ Peter Meenan*	Trustee and Chairman of the Board
Peter Meenan

/s/ Richard H. Nolan, Jr.*	Trustee
Richard H. Nolan, Jr.

/s/ Richard S. Trutanic*	Trustee
Richard S. Trutanic

/s/ Roman L. Weil*	Trustee
Roman L. Weil

/s/ John A. Weisser*	Trustee
John A. Weisser

/s/ Jack R. Benintende	Treasurer and Principal Financial
Jack R. Benintende	and Accounting Officer

By:	/s/ J. Kevin Gao J. Kevin Gao As Attorney-in-Fact

* Pursuant to Powers of Attorney previously filed.

EXHIBIT INDEX

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase